General and Administrative Expense (Tables)	12 Months Ended
Dec. 31, 2013
General and administrative expenses
General And Administrative Expense

General and administrative expenses for the years ended December 31, 2011, 2012 and 2013 were as follows:

	December 31,
	2011	2012	2013
Management fees - related party	$6,026	$7,726	$8,379
Professional fees (legal and accounting)	839	588	648
Compensation for Directors and Officers	240	240	1,120
Listing fees and expenses	58	53	75
Miscellaneous	1,326	1,339	1,138
Total	$8,489	$9,946	$11,360